LEASES (Tables)	12 Months Ended
Dec. 31, 2023
Commitments and Contingencies Disclosure [Abstract]
Schedule Of Weighted Average Remaining Lease Term And Discount Rate
	Year ended December 31,
	2023	2022

Weighted average remaining lease term	1.5 years	2.1 years
Weighted average discount rate	2.10%	1.49%

Schedule of Maturities of Operating Lease Liabilities
Year ending December 31,
2024	$1,465
2025	673
2026	64

Total lease payments	2,202

Less - imputed interest	(47)

Present value of lease liabilities	$2,155